Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2019	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expense						$ 846
MD Insider Inc | Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 2,900					$ 2,900
Estimated useful life	2 years					2 years
Amortization expense		$ 363	$ 363	$ 1,087	$ 483	$ 846